Consolidated Statements of Changes in Equity	USD ($)	MYR (RM)	Share capital [member] MYR (RM)	Capital reserves [member] MYR (RM)	Retained earnings [member] MYR (RM)	Total [member] MYR (RM)	Non-controlling interests [member] MYR (RM)
Beginning balance at Dec. 31, 2019		RM 703,575	RM 220,000	RM 483,575		RM 703,575
Group restructuring – injection of operating subsidiaries		5,139,808		6,048,985	RM (909,177)	5,139,808
Total comprehensive income for the year		2,729,090			2,729,090	2,729,090
Ending balance at Dec. 31, 2020		8,572,473	220,000	6,532,560	1,819,913	8,572,473
Total comprehensive income for the year		47,760,710
Profit for the year		19,937,818			20,339,137	20,339,137	RM (401,319)
Other comprehensive income/loss		27,822,892			27,822,892	27,822,892
Contribution from non-controlling shareholders		30,060					30,060
Constructive dividends paid		(37,000,000)			(37,000,000)	(37,000,000)
Ending balance at Dec. 31, 2021		19,363,243	220,000	6,532,560	12,981,942	19,734,502	(371,259)
Total comprehensive income for the year	$ (246,940)	(1,087,156)
Profit for the year		21,585,041			21,585,041	21,585,041
Other comprehensive income/loss	(4,861,358)	(21,402,132)			(21,402,132)	(21,402,132)
Contribution from non-controlling shareholders		(1,270,065)					(1,270,065)
Issuance of new shares		12,907,427	12,907,427			12,907,427
Constructive dividends paid		(6,909,000)			(6,909,000)	(6,909,000)
Ending balance at Dec. 31, 2022	$ 5,513,802	RM 24,274,514	RM 13,127,427	RM 6,532,560	RM 6,255,851	RM 25,915,838	RM (1,641,324)